Share-Based Compensation - Summary of assumptions used for grant date fair value under binomial tree option pricing model (Detail) - Equity Incentive Plans [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Fair value of ordinary share (US$)	$ 0.81
Risk-free interest rates	3.80%	0.07%
Expected volatility range	55.10%	52.02%
Expected dividend yield	0.00%	0.00%
Fair value per option granted (US$)	$ 0.81
Maximum [Member]
Fair value of ordinary share (US$)		$ 4.87
Fair value per option granted (US$)		2.56
Minimum [Member]
Fair value of ordinary share (US$)		4.34
Fair value per option granted (US$)		$ 2.44